Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 1,637	$ 1,372
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	105	113
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	768,600	732,600
Collateral
Cash collateral received	31,500	36,200
Collateralized by equity and debt instruments	176,800	181,000
Secured by real estate	222,700	197,900
Other collateral	33,900	23,400
Credit enhancements
Netting	22,800	22,900
Credit derivative contracts	0	0
Guarantees and sub-participations	2,900	3,000
Exposure to credit risk after collateral and credit enhancements	277,900	268,300
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	766,400	730,400
Collateral
Cash collateral received	31,500	36,200
Collateralized by equity and debt instruments	176,800	181,000
Secured by real estate	222,700	197,900
Other collateral	33,900	23,400
Credit enhancements
Netting	22,800	22,900
Credit derivative contracts	0	0
Guarantees and sub-participations	2,900	3,000
Exposure to credit risk after collateral and credit enhancements	275,700	266,100
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	171,800	169,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	171,800	169,400
Amounts due from banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	28,200	14,700
Collateral
Collateralized by equity and debt instruments	200	0
Other collateral	4,800
Credit enhancements
Guarantees and sub-participations	100	100
Exposure to credit risk after collateral and credit enhancements	23,100	14,600
Receivables from securities financing transactions measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	74,100	67,800
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	70,700	64,500
Other collateral	2,800	2,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	700	900
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	32,300	35,000
Credit enhancements
Netting	22,800	22,900
Exposure to credit risk after collateral and credit enhancements	9,500	12,100
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	405,600	390,000
Collateral
Cash collateral received	31,400	36,100
Collateralized by equity and debt instruments	105,200	115,900
Secured by real estate	222,700	197,800
Other collateral	24,900	19,600
Credit enhancements
Guarantees and sub-participations	2,800	3,000
Exposure to credit risk after collateral and credit enhancements	18,700	17,600
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	54,300	53,400
Collateral
Cash collateral received	100	100
Collateralized by equity and debt instruments	800	500
Secured by real estate	0	0
Other collateral	1,500	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	51,900	51,400
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	2,200	2,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	2,200	2,200
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	134,800	109,400
Collateral
Cash collateral received	2,300	1,600
Collateralized by equity and debt instruments	41,300	24,400
Secured by real estate	9,000	7,500
Other collateral	15,700	14,700
Credit enhancements
Netting	0	0
Credit derivative contracts	0	100
Guarantees and sub-participations	3,500	3,300
Exposure to credit risk after collateral and credit enhancements	62,900	58,000
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	33,200	22,100
Collateral
Cash collateral received	1,600	1,200
Collateralized by equity and debt instruments	19,800	9,300
Secured by real estate	200	100
Other collateral	1,800	2,000
Credit enhancements
Guarantees and sub-participations	2,000	1,800
Exposure to credit risk after collateral and credit enhancements	7,800	7,700
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	43,900	39,900
Collateral
Cash collateral received	200	200
Collateralized by equity and debt instruments	2,000	3,100
Secured by real estate	1,800	1,300
Other collateral	8,900	6,500
Credit enhancements
Credit derivative contracts	0	100
Guarantees and sub-participations	1,000	1,000
Exposure to credit risk after collateral and credit enhancements	30,000	27,800
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	10,400	3,800
Collateral
Collateralized by equity and debt instruments	10,400	3,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	47,400	43,600
Collateral
Cash collateral received	500	200
Collateralized by equity and debt instruments	9,100	8,200
Secured by real estate	7,100	6,000
Other collateral	5,100	6,200
Credit enhancements
Guarantees and sub-participations	600	500
Exposure to credit risk after collateral and credit enhancements	$ 25,100	$ 22,500